Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Feb. 29, 2016	Apr. 19, 2017	Jul. 15, 2017	Nov. 08, 2016	Dec. 11, 2017	Dec. 11, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock shares outstanding							46,302	49,504
Common stock shares outstanding							120,386,472	117,131,407
Acquisition of treasury stock, value								$ 818	$ 252
Value of the exchange offer							$ 12	12
Amount of tender offer paid in cash							(571)	(9,323)
Payments for tender offer expenses							571	9,323	$ 0
Shares tendered, nominal value							$ 0	$ 0
Dividend rate of preferred stock							2.00%
Dividends undeclared
Dividends cancelled							$ 702
Restricted common stock
Number of common stock issued to employees						2,540,000
Forfeited shares of common stock							4,232	2,908
Restricted stock units
Vested stock units							843,332	24,970	16,960
Stock options
Exercised number of shares							0	0	0	143,189	153,556	29,251	130,578	130,577
Restricted stock units granted						1,000,000
Series G | ADS Exchange Offer
Number of shares issued for the exchange offer		360		5,449
Series H | ADS Exchange Offer
Number of shares issued for the exchange offer		406		18,982
Series G and Series H
Percentage of the increase of the preferred dividend rate			0.25%
Series G and Series H | ADS Exchange Offer
Tender offer, stocks				7,589,176
Shares exchanged aggregate book value				$ 61,078
Payments for tender offer expenses		$ 571		9,323
Shares tendered, nominal value		1,843
Fair value of stock issued				$ 7,893
Series G and Series H | Dividends undeclared | ADS Exchange Offer
Dividends cancelled		$ 270
American Depositary Shares - The Series G
Preferred stock shares outstanding							14,191	14,551
Sale of Stock- Redemption price per share							$ 25
Number of shares							2,000,000
Preferred Stock, Liquidation Preference Per Share							$ 2,500
Dividend rate of preferred stock							8.75%
American Depositary Shares - The Series H
Preferred stock shares outstanding							28,612	29,018
Sale of Stock- Redemption price per share							$ 25
Number of shares							4,800,000
Preferred Stock, Liquidation Preference Per Share							$ 2,500
Dividend rate of preferred stock							8.625%
Convertible preferred stock
Conversion of Stock, Shares converted							2,436
Preferred stock shares outstanding							3,499	5,935
Sale of Stock- Redemption price per share							$ 14
Preferred stock liquidation preference							$ 10,000
Common Stock
Number of common stock issued to employees					4,320,975
Converted Shares of Common Stock							1,790,150		1,134,000
Acquisition of treasury stock, shares								948,584	199,324
Amount of tender offer paid in cash								$ 1
Tender offer, stocks							625,815	7,589,176
Common Stock | ADS Exchange Offer
Tender offer, stocks		625,815
Fair value of stock issued		$ 1,127
Common Stock | First conversion
Converted Shares of Common Stock							1,740,000
Common Stock | Second conversion
Converted Shares of Common Stock							50,150
Fair value of stock issued							$ 84
Preferred Stock
Conversion of Stock, Shares converted							2,436		1,134
Number of shares issued for the exchange offer							766	24,431
Preferred Stock | Dividends undeclared
Undeclared preferred dividends							$ 19,693
Dividends cancelled							972
Share Repurchase Program | Common Stock
Share repurchase program, Authorized amount							$ 25,000
Acquisition of treasury stock, shares	1,147,908							948,584
Acquisition of treasury stock, value	$ 1,070							$ 818